UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 October 26, 1999

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              001957109     4255    97816 SH       SOLE                                      97816
Aaron Rents Inc                COM              002535201      173    10000 SH       SOLE                                      10000
Allstate Corp.                 COM              020002101     3635   145782 SH       SOLE                                     145782
American Express Co.           COM              025816109     6114    45290 SH       SOLE                                      45290
American Home Products         COM              026609107     2647    63795 SH       SOLE                                      63795
American Intl. Group           COM              026874107      883    10158 SH       SOLE                                      10158
Amgen Corp.                    COM              031162100     6488    79610 SH       SOLE                                      79610
Amsouth Bancorporation         COM              032165102     3678   156934 SH       SOLE                                     156934
Atlantic Richfield Co.         COM              048825103     4222    47640 SH       SOLE                                      47640
Avon Products                  COM              054303102     2067    83321 SH       SOLE                                      83321
BP Amoco PLC Spons ADR         COM              055622104     1434    12942 SH       SOLE                                      12942
Bank of America Corp.          COM              060505104     5185    93102 SH       SOLE                                      93102
Bell South Corp.               COM              079860102      837    18604 SH       SOLE                                      18604
Boeing Company                 COM              097023105      244     5715 SH       SOLE                                       5715
Boston Scientific Corp.        COM              101137107      514    20750 SH       SOLE                                      20750
Bristol Myers Squibb Co.       COM              110122108     1152    17070 SH       SOLE                                      17070
Burlington Resources Inc.      COM              122014103      344     9365 SH       SOLE                                       9365
CT Communications Inc          COM              126426402      346     7000 SH       SOLE                                       7000
CVS Corp                       COM              126650100     1434    35133 SH       SOLE                                      35133
Catalina Marketing             COM              148867104      509     6000 SH       SOLE                                       6000
Caterpillar Inc.               COM              149123101      299     5460 SH       SOLE                                       5460
Charming Shoppes Inc           COM              161133103      154    30000 SH       SOLE                                      30000
Cheap Tickets Inc              COM              162672109      227     7000 SH       SOLE                                       7000
Cheesecake Factory Inc.        COM              163072101      555    20000 SH       SOLE                                      20000
Chevron Corp.                  COM              166751107      328     3699 SH       SOLE                                       3699
Choice Hotels Intl             COM              169905106      560    32675 SH       SOLE                                      32675
Circuit City Stores            COM              172737108     5379   127500 SH       SOLE                                     127500
Circuit City Stores, Inc - Car COM              172737306       84    25000 SH       SOLE                                      25000
Coca Cola Co.                  COM              191216100     1116    23138 SH       SOLE                                      23138
Concord EFS                    COM              206197105      452    21900 SH       SOLE                                      21900
Conoco Class B                 COM              208251405      774    28261 SH       SOLE                                      28261
Costco Wholesale Corp          COM              22160k105     3515    48825 SH       SOLE                                      48825
Delta Air Lines Inc.           COM              247361108     1567    32308 SH       SOLE                                      32308
Disney (Walt) Co.              COM              254687106     4913   188975 SH       SOLE                                     188975
Dow Chemical Co.               COM              260543103      382     3364 SH       SOLE                                       3364
Dow Jones & Co.                COM              260561105      339     6350 SH       SOLE                                       6350
Dynamics Research Corp.        COM              268057106       78    19800 SH       SOLE                                      19800
Emerson Electric Co.           COM              291011104     5759    91135 SH       SOLE                                      91135
Enron Corp.                    COM              293561106      246     6000 SH       SOLE                                       6000
Exxon Corp.                    COM              302290101     7893   103858 SH       SOLE                                     103858
Finlay Enterprises             COM              317884203      206    15000 SH       SOLE                                      15000
First Security Corp            COM              336294103      357    15000 SH       SOLE                                      15000
First Union Corp.              COM              337358105     2994    84053 SH       SOLE                                      84053
Firstar Corp                   COM              33763V109     3067   119700 SH       SOLE                                     119700
GTE Corp.                      COM              362320103      874    11370 SH       SOLE                                      11370
Gannett Co. Inc.               COM              364730101     8638   124852 SH       SOLE                                     124852
General Electric Co.           COM              369604103    17274   145694 SH       SOLE                                     145694
Goldman Sachs Group            COM              38141g104      214     3500 SH       SOLE                                       3500
H. J. Heinz Co.                COM              423074103      368     8550 SH       SOLE                                       8550
Hewlett - Packard              COM              428236103     2087    23000 SH       SOLE                                      23000
Home Depot Inc.                COM              437076102    14092   205348 SH       SOLE                                     205348
Horace Mann Educators Corp     COM              440327104     1085    42050 SH       SOLE                                      42050
Int'l Business Machines Corp.  COM              459200101     6747    55757 SH       SOLE                                      55757
Intel Corp.                    COM              458140100    10076   135595 SH       SOLE                                     135595
International Speedway Corp    COM              460335102     1571    30000 SH       SOLE                                      30000
Interpublic Group of Cos Inc.  COM              460690100      345     8398 SH       SOLE                                       8398
Intuit Inc                     COM              461202103      526     6000 SH       SOLE                                       6000
Jefferson - Pilot              COM              475070108     1757    27813 SH       SOLE                                      27813
Johnson & Johnson              COM              478160104     7967    86715 SH       SOLE                                      86715
Litton Inds.                   COM              538021106      520     9500 SH       SOLE                                       9500
Lowe's Cos.                    COM              548661107      341     7000 SH       SOLE                                       7000
MCI WorldCom Inc               COM              55268B106     3572    49700 SH       SOLE                                      49700
ManorCare Inc                  COM              564055101     1710    99475 SH       SOLE                                      99475
Markel Corp                    COM              570535104      546     3000 SH       SOLE                                       3000
McDonald's Corp.               COM              580135101     1169    27027 SH       SOLE                                      27027
Media General Inc Cl A         COM              584404107      513    10000 SH       SOLE                                      10000
Media One Group Inc            COM              58440j104      205     3000 SH       SOLE                                       3000
Merck & Co. Inc.               COM              589331107    10122   156169 SH       SOLE                                     156169
Minnesota Mining & Mfg. Co.    COM              604059105      586     6100 SH       SOLE                                       6100
Mobil Corp.                    COM              607059102     1218    12085 SH       SOLE                                      12085
Monsanto Company               COM              611662107      576    16140 SH       SOLE                                      16140
Morgan Stanley Dean Witter & C COM              617446448     9231   103501 SH       SOLE                                     103501
National City Corp.            COM              635405103      512    19200 SH       SOLE                                      19200
News Corp Pfd Class A          COM              652487802      324    12150 SH       SOLE                                      12150
Pepsico Inc.                   COM              713448108     2825    92607 SH       SOLE                                      92607
Pfizer, Inc.                   COM              717081103     2138    59592 SH       SOLE                                      59592
Philip Morris Cos. Inc.        COM              718154107      506    14800 SH       SOLE                                      14800
Pioneer Hi-Bred Intl Inc.      COM              723686101     8626   217355 SH       SOLE                                     217355
Procter & Gamble               COM              742718109     3983    42488 SH       SOLE                                      42488
Prosoft I-Net Solutions Inc    COM              743477101       38    10000 SH       SOLE                                      10000
Rite Aid                       COM              767754104     1562   113065 SH       SOLE                                     113065
Schering-Plough                COM              806605101     2368    54280 SH       SOLE                                      54280
Schlumberger Ltd.              COM              806857108     2900    46545 SH       SOLE                                      46545
Sears, Roebuck & Co.           COM              812387108      206     6550 SH       SOLE                                       6550
Smithfield Foods Inc           COM                             348    13000 SH       SOLE                                      13000
Stein Mart                     COM              858375108      107    15000 SH       SOLE                                      15000
SunTrust Banks Inc.            COM              867914103      303     4601 SH       SOLE                                       4601
Telespectrum Worldwide Inc     COM              87951U109       59    10000 SH       SOLE                                      10000
Texaco Inc.                    COM              881694103     4930    78105 SH       SOLE                                      78105
Texas Instruments              COM              882508104     4030    49000 SH       SOLE                                      49000
Time Warner Inc.               COM              887315109     7076   116485 SH       SOLE                                     116485
UNUMProvident Corp.            COM              91529y106      209     7116 SH       SOLE                                       7116
USG Corp.                      COM              903293405     1672    35100 SH       SOLE                                      35100
United Technologies Corp.      COM              913017109     3842    64770 SH       SOLE                                      64770
Wal-Mart Stores                COM              931142103      419     8800 SH       SOLE                                       8800
Warner-Lambert Co.             COM              934488107     2681    40386 SH       SOLE                                      40386
Wells Fargo & Co.              COM              949746101      232     5850 SH       SOLE                                       5850